Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligation of Leases	The total committed future outflow resulting of these lease contracts amounts to:

(CHF in millions)	12/31/2022	12/31/2021

Due < 1 year	6.6	0.6
Due 1 - 5 years	92.1	9.2
Due > 5 years	184.2	12.0
Commitments for future lease obligations	282.9	21.8
Contractual maturities of On’s financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2022

Trade payables	111.0	—	—	—	111.0
Current lease liabilities	5.8	18.5	—	—	24.4
Other financial liabilities	9.5	—	—	—	9.5
Other current financial liabilities	15.4	18.5	—	—	33.9
Non-current lease liabilities	—	—	73.6	79.7	153.3
Other non-current financial liabilities	—	—	73.6	79.7	153.3

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2021

Trade payables	45.9	—	—	—	45.9
Current lease liabilities	4.2	13.0	—	—	17.2
Other financial liabilities	4.2	—	—	—	4.2
Other current financial liabilities	8.4	13.0	—	—	21.4
Non-current lease liabilities	—	—	78.8	108.4	187.2
Other non-current financial liabilities	—	—	78.8	108.4	187.2